Investment in Securities (Tables)	12 Months Ended
Mar. 31, 2020
Investments Schedule [Abstract]
Summary of Investment in Securities
Investment in securities as of March 31, 2019 and 2020 consists of the following:

	Millions of yen
	2019	2020
Equity securities*	¥549,047	¥492,902
Trading debt securities	1,564	7,431
Available-for-sale debt securities	1,264,244	1,631,185
Held-to-maturity debt securities	114,061	113,805

Total	¥1,928,916	¥2,245,323

*	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥324,220 million and ¥254,853 million as of March 31, 2019 and 2020, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥75,923 million and ¥70,129 million as of March 31, 2019 and 2020, respectively. The amount of investment funds elected for the fair value option included in equity securities were ¥5,811 million and ¥6,326 million as of March 31, 2019 and 2020, respectively.

Summary of Impairment and Downward or Upward Adjustment Due to Changes of Observable Price	The following tables provide information about impairment and upward or downward adjustments resulting from observable price changes as of March 31, 2019 and 2020
 and
for
fiscal 2019 and 2020
.

	Millions of yen
	March 31, 2019			2019
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,431	¥(1,688)	¥18	¥(159)	¥18

	Millions of yen
	March 31, 2020			2020
	Carrying value	Accumulated impairments and downward adjustments	Accumulated upward adjustments	Impairments and downward adjustments	Upward adjustments
Equity securities measured using the measurement alternative	¥35,968	¥(13,428)	¥112	¥(11,971)	¥94

Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type
The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale
debt securities and
held-to-maturity
debt securities in each major security type as of March 31, 2019 and 2020 are as follows:
March 31, 2019

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥416,218	¥20,133	¥(5,500)	¥430,851
Japanese prefectural and foreign municipal bond securities	189,792	3,749	(236)	193,305
Corporate debt securities	485,156	5,205	(2,364)	487,997
CMBS and RMBS in the Americas	59,954	2,566	(1,041)	61,479
Other asset-backed securities and debt securities	88,620	3,381	(1,389)	90,612

	1,239,740	35,034	(10,530)	1,264,244

Held-to-maturity debt securities:
Japanese government bond securities and other	114,061	30,265	0	144,326

	¥1,353,801	¥65,299	¥(10,530)	¥1,408,570

March 31, 2
020

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥640,197	¥21,063	¥(7,315)	¥653,945
Japanese prefectural and foreign municipal bond securities	251,738	2,031	(3,414)	250,355
Corporate debt securities	595,625	8,727	(7,875)	596,477
CMBS and RMBS in the Americas	56,957	929	(9,214)	48,672
Other asset-backed securities and debt securities	92,363	3,267	(13,894)	81,736

	1,636,880	36,017	(41,712)	1,631,185

Held-to-maturity debt securities:
Japanese government bond securities and other	113,805	29,384	0	143,189

	¥1,750,685	¥65,401	¥(41,712)	¥1,774,374

Information about Available-for-Sale Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position
The following tables provide information about
available-for-sale
debt securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2019 and 2020:
March 31, 20
19

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥51,551	¥(1,119)	¥98,830	¥(4,381)	¥150,381	¥(5,500)
Japanese prefectural and foreign municipal bond securities	1,329	(35)	4,510	(201)	5,839	(236)
Corporate debt securities	9,156	(18)	68,924	(2,346)	78,080	(2,364)
CMBS and RMBS in the Americas	10,194	(362)	7,147	(679)	17,341	(1,041)
Other asset-backed securities and debt securities	10,253	(411)	28,748	(978)	39,001	(1,389)

	¥82,483	¥(1,945)	¥208,159	¥(8,585)	¥290,642	¥(10,530)

March 31, 2020

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale debt securities:
Japanese and foreign government bond securities	¥116,967	¥(2,881)	¥165,642	¥(4,434)	¥282,609	¥(7,315)
Japanese prefectural and foreign municipal bond securities	143,563	(3,413)	219	(1)	143,782	(3,414)
Corporate debt securities	260,738	(4,643)	22,631	(3,232)	283,369	(7,875)
CMBS and RMBS in the Americas	30,830	(7,486)	5,768	(1,728)	36,598	(9,214)
Other asset-backed securities and debt securities	26,612	(3,759)	22,727	(10,135)	49,339	(13,894)

	¥578,710	¥(22,182)	¥216,987	¥(19,530)	¥795,697	¥(41,712)

Total Other-Than-Temporary Impairment with Offset for Amount of Total Other-Than-Temporary Impairment Recognized in Other Comprehensive Income
The other-than-temporary impairment losses recognized in other comprehensive income (loss) and earnings for fiscal
 2018, 2019 and 2020 are as follows:

	Millions of yen
	2018	2019	2020
Total other-than-temporary impairment losses	¥1,246	¥1,359	¥0
Portion of loss recognized in other comprehensive income (before taxes)	0	(136)	0

Net impairment losses recognized in earnings	¥1,246	¥1,223	¥0

Roll-Forwards of Amount of Accumulated Other-Than-Temporary Impairments Related to Credit Losses
For debt securities held as of March 31, 2018, 2019, and 2020
,
roll-forwards of the amount of accumulated other-than-temporary impairments related to credit losses for
fiscal
2018, 2019 and 2020 are as follows. The amount mainly consists of CMBS and RMBS in the Americas and foreign municipal bond securities:

	Millions of yen
	2018	2019	2020
Beginning	¥1,220	¥1,021	¥2,102
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	0	1,103	0
Reduction during the period:
For securities sold or redeemed	0	(22)	0
Due to change in intent to sell or requirement to sell	(199)	0	0

Ending	¥1,021	¥2,102	¥2,102

Summary of Contractual Maturities of Available-for-Sale Debt Securities and Held-to-Maturity Debt Securities
The following is a summary of the contractual maturities of available-for-sale debt securities and held-to-maturity debt securities held as of March 31, 2020:
Available-for-sale
debt securities held as of March 31, 2020

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥40,477	¥39,425
Due after one to five years	290,323	284,489
Due after five to ten years	540,516	529,643
Due after ten years	765,564	777,628

	¥1,636,880	¥1,631,185

Held-to-maturity
debt securities held as of March 31, 2020

	Millions of yen
	Amortized cost	Fair value
Due after five to ten years	¥7,021	¥8,343
Due after ten years	106,784	134,846

	¥113,805	¥143,189